Basis of Presentation - Schedule of Income and Expenses of Foreign Operations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
USD [Member]
Disclosure Of Basis Of Preparation [Line Items]
Average exchange rate	21.4886	19.2616	19.2357
Euro [Member]
Disclosure Of Basis Of Preparation [Line Items]
Average exchange rate	1.1413	1.1196	1.1815